Commitments and Contingencies - Schedule of Fair Value of the Representatives Shares (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Risk-Free Interest Rate [Member]
Schedule of Fair Value of Monte Carlo Simulation [Abstract]
Fair value of representative's shares inputs	5.06	4.74
Expected Term (Years) [Member]
Schedule of Fair Value of Monte Carlo Simulation [Abstract]
Fair value of representative's shares inputs	0.71	0.9
Expected Volatility [Member]
Schedule of Fair Value of Monte Carlo Simulation [Abstract]
Fair value of representative's shares inputs		7.7
Stock Price [Member]
Schedule of Fair Value of Monte Carlo Simulation [Abstract]
Fair value of representative's shares inputs	11.5	10.13
Monte Carlo Simulation [Member] | Risk-Free Interest Rate [Member]
Schedule of Fair Value of Monte Carlo Simulation [Abstract]
Fair value of representative's shares inputs			0.76
Monte Carlo Simulation [Member] | Expected Term (Years) [Member]
Schedule of Fair Value of Monte Carlo Simulation [Abstract]
Fair value of representative's shares inputs			2.27
Monte Carlo Simulation [Member] | Expected Volatility [Member]
Schedule of Fair Value of Monte Carlo Simulation [Abstract]
Fair value of representative's shares inputs			11.4
Monte Carlo Simulation [Member] | Stock Price [Member]
Schedule of Fair Value of Monte Carlo Simulation [Abstract]
Fair value of representative's shares inputs			10
Monte Carlo Simulation [Member] | Fair Value of Representative's Shares [Member]
Schedule of Fair Value of Monte Carlo Simulation [Abstract]
Fair value of representative's shares inputs			7.93